Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Tesla, Inc. *	33,298	26,422,962

Banks 3.6%
Bank of America Corp.	1,482,504	43,956,244
Citizens Financial Group, Inc.	315,794	11,507,533
Comerica, Inc.	210,992	12,068,742
Regions Financial Corp.	280,541	4,772,003
		72,304,522

Capital Goods 5.3%
3M Co.	44,410	7,801,061
AGCO Corp.	152,048	16,862,123
Allison Transmission Holdings, Inc.	134,182	5,461,207
Dover Corp.	59,138	6,888,986
Fastenal Co.	65,419	2,982,452
Illinois Tool Works, Inc.	116,396	22,605,267
Lockheed Martin Corp.	50,213	16,159,548
Masco Corp.	135,174	7,341,300
Otis Worldwide Corp.	64,027	4,139,345
Rexnord Corp.	153,070	5,795,230
Rockwell Automation, Inc.	38,437	9,552,748
		105,589,267

Commercial & Professional Services 0.5%
ManpowerGroup, Inc.	68,481	6,056,460
Republic Services, Inc.	52,475	4,750,037
		10,806,497

Consumer Durables & Apparel 1.7%
Deckers Outdoor Corp. *	50,534	14,754,917
Lennar Corp., Class A	45,737	3,803,032
LVMH Moet Hennessy Louis Vuitton SE ADR	16,894	2,061,913
NIKE, Inc., Class B	79,600	10,633,764
PulteGroup, Inc.	66,924	2,911,194
		34,164,820

Consumer Services 0.7%
Hilton Worldwide Holdings, Inc.	60,937	6,178,402
McDonald's Corp.	18,157	3,773,751
Starbucks Corp.	37,768	3,656,320
		13,608,473

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	61,642	6,792,332
Capital One Financial Corp.	164,317	17,131,690
Jefferies Financial Group, Inc.	361,627	8,443,990
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	87,101	3,588,561
Morgan Stanley	136,751	9,169,155
OneMain Holdings, Inc.	166,680	7,760,621
S&P Global, Inc.	61,402	19,464,434
Synchrony Financial	159,736	5,375,116
The Goldman Sachs Group, Inc.	71,338	19,344,726
		97,070,625

Energy 2.2%
Chevron Corp.	99,022	8,436,674
Cimarex Energy Co.	281,521	11,874,556
ConocoPhillips	115,392	4,619,142
EOG Resources, Inc.	38,694	1,971,846
Exxon Mobil Corp.	147,719	6,623,720
Kinder Morgan, Inc.	468,775	6,600,352
Targa Resources Corp.	182,281	4,989,031
		45,115,321

Food & Staples Retailing 2.3%
Koninklijke Ahold Delhaize N.V. ADR	77,499	2,236,621
The Kroger Co.	166,290	5,737,005
Walmart, Inc.	272,012	38,214,966
		46,188,592

Food, Beverage & Tobacco 1.7%
Altria Group, Inc.	180,219	7,403,397
General Mills, Inc.	313,098	18,190,994
Nestle S.A. ADR	74,475	8,363,542
		33,957,933

Health Care Equipment & Services 6.0%
Abbott Laboratories	114,204	14,114,472
Anthem, Inc.	66,812	19,841,828
Cardinal Health, Inc.	94,952	5,101,771
Cerner Corp.	87,531	7,012,108
Danaher Corp.	22,375	5,321,670
Hill-Rom Holdings, Inc.	64,466	6,191,315
Hologic, Inc. *	92,342	7,362,428
IDEXX Laboratories, Inc. *	29,030	13,896,080
McKesson Corp.	25,855	4,510,922
Medtronic plc	26,737	2,976,630
ResMed, Inc.	43,815	8,831,790
UnitedHealth Group, Inc.	74,847	24,967,462
		120,128,476

Household & Personal Products 1.1%
The Procter & Gamble Co.	172,753	22,148,662

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 3.5%
Aflac, Inc.	408,688	18,464,524
Fidelity National Financial, Inc.	243,800	8,849,940
MetLife, Inc.	327,878	15,787,325
The Allstate Corp.	247,071	26,481,070
		69,582,859

Materials 3.4%
Berry Global Group, Inc. *	134,352	6,632,958
Linde plc	16,118	3,955,357
Louisiana-Pacific Corp.	273,360	10,390,414
RPM International, Inc.	85,378	7,041,124
The Scotts Miracle-Gro Co.	34,737	7,691,119
The Sherwin-Williams Co.	48,077	33,259,668
		68,970,640

Media & Entertainment 9.6%
Alphabet, Inc., Class A *	42,368	77,421,589
Altice USA, Inc., Class A *	244,255	8,688,150
Charter Communications, Inc., Class A *	29,453	17,894,465
Facebook, Inc., Class A *	187,754	48,502,491
Netflix, Inc. *	19,854	10,570,071
Nintendo Co., Ltd. ADR	223,727	16,168,750
Tencent Holdings Ltd. ADR	72,824	6,503,911
The Interpublic Group of Cos., Inc.	295,814	7,120,243
		192,869,670

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Amgen, Inc.	58,404	14,100,478
Eli Lilly & Co.	53,652	11,158,007
Emergent BioSolutions, Inc. *	64,390	6,880,072
Johnson & Johnson	189,011	30,833,365
Merck & Co., Inc.	73,101	5,633,894
Mettler-Toledo International, Inc. *	2,642	3,086,120
Novartis AG ADR	105,303	9,526,762
Novo Nordisk A/S ADR	155,830	10,845,768
PerkinElmer, Inc.	33,674	4,952,435
Pfizer, Inc.	110,177	3,955,354
Roche Holding AG ADR	361,293	15,683,729
Thermo Fisher Scientific, Inc.	21,723	11,072,213
Vertex Pharmaceuticals, Inc. *	38,813	8,891,282
Zoetis, Inc.	13,368	2,062,014
		138,681,493

Real Estate 2.9%
American Homes 4 Rent, Class A	143,565	4,339,970
Cousins Properties, Inc.	281,047	8,864,222
Highwoods Properties, Inc.	54,457	2,041,593
Host Hotels & Resorts, Inc.	256,163	3,471,009
Mid-America Apartment Communities, Inc.	110,000	14,602,500
Omega Healthcare Investors, Inc.	170,936	6,191,302
SBA Communications Corp.	68,650	18,444,195
		57,954,791

Retailing 8.3%
Amazon.com, Inc. *	30,317	97,202,366
AutoNation, Inc. *	119,755	8,536,136
Best Buy Co., Inc.	93,004	10,120,695
Etsy, Inc. *	38,196	7,604,442
Lowe's Cos., Inc.	99,351	16,576,714
The Home Depot, Inc.	100,537	27,227,430
		167,267,783

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	38,010	3,255,176
Applied Materials, Inc.	89,156	8,619,602
Broadcom, Inc.	48,105	21,671,303
Intel Corp.	255,430	14,178,919
KLA Corp.	68,461	19,173,872
QUALCOMM, Inc.	66,525	10,396,527
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,599	3,839,911
Teradyne, Inc.	105,878	12,015,036
Texas Instruments, Inc.	38,100	6,312,789
		99,463,135

Software & Services 15.4%
Accenture plc, Class A	108,464	26,239,611
Adobe, Inc. *	58,823	26,986,228
Booz Allen Hamilton Holding Corp.	217,182	18,497,391
Citrix Systems, Inc.	39,075	5,209,088
Cognizant Technology Solutions Corp., Class A	98,225	7,656,639
DXC Technology Co.	126,586	3,569,725
Fair Isaac Corp. *	21,613	9,728,227
International Business Machines Corp.	59,742	7,115,870
Mastercard, Inc., Class A	87,943	27,815,491
Microsoft Corp.	674,648	156,491,350
salesforce.com, Inc. *	13,827	3,118,818
The Western Union Co.	169,076	3,765,323
VeriSign, Inc. *	64,026	12,425,526
		308,619,287

Technology Hardware & Equipment 9.1%
Apple, Inc.	1,236,378	163,152,441
Cisco Systems, Inc.	435,318	19,406,476
		182,558,917

Telecommunication Services 1.8%
Verizon Communications, Inc.	655,687	35,898,863

Transportation 0.7%
Expeditors International of Washington, Inc.	41,976	3,757,691
Union Pacific Corp.	51,974	10,263,306
		14,020,997

Utilities 2.0%
Exelon Corp.	139,675	5,804,893
NextEra Energy, Inc.	163,768	13,243,918
NRG Energy, Inc.	257,592	10,666,885
OGE Energy Corp.	136,461	4,164,790
UGI Corp.	177,299	6,380,991
		40,261,477
Total Common Stock
(Cost $1,416,045,981)		2,003,656,062

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 4.5% of net assets

Money Market Fund 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	91,029,548	91,029,548
Total Other Investment Company
(Cost $91,029,548)		91,029,548
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,003,656,062	$—	$—	$2,003,656,062
Other Investment Company[1]	91,029,548	—	—	91,029,548
Total	$2,094,685,610	$—	$—	$2,094,685,610
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.4%
Honda Motor Co., Ltd.	22,600	596,791
Magna International, Inc.	28,201	1,986,144
		2,582,935

Banks 8.5%
Australia & New Zealand Banking Group Ltd.	121,580	2,188,922
Bank of America Corp.	278,591	8,260,223
Citigroup, Inc.	118,129	6,850,301
Citizens Financial Group, Inc.	84,862	3,092,371
Fifth Third Bancorp	83,639	2,419,676
Flagstar Bancorp, Inc.	112,016	4,799,886
Hancock Whitney Corp.	95,300	3,253,542
International Bancshares Corp.	42,012	1,588,474
JPMorgan Chase & Co.	125,119	16,099,062
		48,552,457

Capital Goods 8.2%
ACS Actividades de Construccion y Servicios S.A.	32,164	1,002,360
AGCO Corp.	61,402	6,809,482
Allison Transmission Holdings, Inc.	27,470	1,118,029
Boise Cascade Co.	28,900	1,376,507
Dover Corp.	53,158	6,192,375
EMCOR Group, Inc.	29,800	2,631,340
Emerson Electric Co.	15,900	1,261,665
Hillenbrand, Inc.	44,588	1,832,567
Illinois Tool Works, Inc.	18,181	3,530,932
Lockheed Martin Corp.	16,178	5,206,404
Masco Corp.	91,352	4,961,327
Masonite International Corp. *	19,728	1,962,936
Mueller Industries, Inc.	91,500	3,124,725
Raytheon Technologies Corp.	42,859	2,859,981
Rexnord Corp.	84,047	3,182,019
		47,052,649

Commercial & Professional Services 1.3%
CoreLogic, Inc.	32,500	2,446,925
ManpowerGroup, Inc.	38,906	3,440,847
Republic Services, Inc.	15,400	1,394,008
		7,281,780

Consumer Durables & Apparel 1.5%
Crocs, Inc. *	28,203	1,974,774
Hanesbrands, Inc.	60,269	921,513
Lennar Corp., Class A	11,838	984,330
Newell Brands, Inc.	96,403	2,315,600
Security	Number of Shares	Value ($)
Tri Pointe Homes, Inc. *	92,816	1,874,883
Wolverine World Wide, Inc.	15,984	457,782
		8,528,882

Consumer Services 2.2%
Bloomin' Brands, Inc.	55,758	1,174,821
Domino's Pizza, Inc.	1,584	587,284
Extended Stay America, Inc.	88,164	1,294,247
Hilton Worldwide Holdings, Inc.	26,336	2,670,207
Papa John's International, Inc.	12,421	1,270,420
Restaurant Brands International, Inc.	20,600	1,188,235
Starbucks Corp.	36,800	3,562,608
Wyndham Destinations, Inc.	24,486	1,083,261
		12,831,083

Diversified Financials 8.5%
Ameriprise Financial, Inc.	7,362	1,456,719
Berkshire Hathaway, Inc., Class B *	6,180	1,408,236
BlackRock, Inc.	1,603	1,124,120
Capital One Financial Corp.	29,000	3,023,540
Evercore, Inc., Class A	14,651	1,598,424
Federated Hermes, Inc.	23,088	623,376
Jefferies Financial Group, Inc.	45,908	1,071,952
Lazard Ltd., Class A	117,475	4,839,970
Morgan Stanley	142,603	9,561,531
Navient Corp.	359,517	4,046,364
OneMain Holdings, Inc.	113,219	5,271,477
ORIX Corp.	87,300	1,400,806
S&P Global, Inc.	6,748	2,139,116
Synchrony Financial	49,599	1,669,006
T. Rowe Price Group, Inc.	32,687	5,114,862
The Goldman Sachs Group, Inc.	14,800	4,013,316
		48,362,815

Energy 4.7%
Chevron Corp.	136,284	11,611,397
Cimarex Energy Co.	12,975	547,286
ConocoPhillips	20,999	840,590
Exxon Mobil Corp.	171,825	7,704,633
Kinder Morgan, Inc.	71,943	1,012,957
Marathon Petroleum Corp.	36,178	1,561,442
Valero Energy Corp.	32,396	1,828,106
World Fuel Services Corp.	60,362	1,846,474
		26,952,885

Food & Staples Retailing 1.4%
Albertsons Cos., Inc., Class A (a)	31,600	548,892
Koninklijke Ahold Delhaize N.V.	74,358	2,134,411
The Kroger Co.	45,969	1,585,931
Walmart, Inc.	26,803	3,765,553
		8,034,787

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	166,301	6,831,645
Flowers Foods, Inc.	184,311	4,231,781
General Mills, Inc.	77,812	4,520,877
Imperial Brands plc	128,391	2,577,013
Ingredion, Inc.	2,893	218,335
The JM Smucker Co.	34,808	4,051,999
		22,431,650

Health Care Equipment & Services 6.4%
Abbott Laboratories	32,828	4,057,212
Anthem, Inc.	7,024	2,085,988
Cardinal Health, Inc.	67,306	3,616,351
Danaher Corp.	15,000	3,567,600
DENTSPLY SIRONA, Inc.	16,192	866,110
Hill-Rom Holdings, Inc.	46,833	4,497,841
Hologic, Inc. *	29,456	2,348,527
McKesson Corp.	10,515	1,834,552
Medtronic plc	68,360	7,610,519
Merit Medical Systems, Inc. *	18,200	985,530
STERIS plc	11,453	2,142,971
UnitedHealth Group, Inc.	8,117	2,707,669
		36,320,870

Household & Personal Products 1.9%
Kimberly-Clark Corp.	25,294	3,341,337
The Procter & Gamble Co.	58,685	7,524,004
		10,865,341

Insurance 3.6%
American Financial Group, Inc.	20,000	1,882,800
American National Group, Inc.	12,023	1,062,593
Fidelity National Financial, Inc.	61,095	2,217,749
First American Financial Corp.	42,059	2,199,265
MetLife, Inc.	32,796	1,579,127
The Allstate Corp.	107,891	11,563,757
		20,505,291

Materials 5.8%
Axalta Coating Systems Ltd. *	63,944	1,725,848
Berry Global Group, Inc. *	51,549	2,544,974
BHP Group plc	91,371	2,504,052
China Resources Cement Holdings Ltd.	848,000	934,763
Dow, Inc.	12,500	648,750
Fortescue Metals Group Ltd.	121,335	1,998,597
Louisiana-Pacific Corp.	38,378	1,458,748
Minerals Technologies, Inc.	68,717	4,235,029
Newmont Corp.	41,500	2,473,400
PPG Industries, Inc.	35,418	4,771,159
Reliance Steel & Aluminum Co.	18,726	2,173,714
RPM International, Inc.	22,025	1,816,402
The Chemours Co.	28,800	758,592
The Sherwin-Williams Co.	7,280	5,036,304
		33,080,332

Media & Entertainment 4.0%
Activision Blizzard, Inc.	34,150	3,107,650
Alphabet, Inc., Class A *	1,562	2,854,336
Comcast Corp., Class A	112,221	5,562,795
Electronic Arts, Inc.	10,000	1,432,000
Nintendo Co., Ltd.	5,200	2,993,303
Omnicom Group, Inc.	5,370	334,981
Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	51,200	1,232,384
The Walt Disney Co. *	33,300	5,600,061
		23,117,510

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Amgen, Inc.	1,862	449,543
Biogen, Inc. *	3,806	1,075,613
Gilead Sciences, Inc.	76,028	4,987,437
Johnson & Johnson	105,164	17,155,403
Merck & Co., Inc.	6,855	528,315
Novartis AG	11,522	1,043,261
Novo Nordisk A/S, Class B	31,250	2,177,131
Pfizer, Inc.	255,316	9,165,844
Regeneron Pharmaceuticals, Inc. *	2,856	1,438,967
Roche Holding AG	16,884	5,826,867
		43,848,381

Real Estate 5.3%
American Homes 4 Rent, Class A	86,972	2,629,164
American Tower Corp.	7,484	1,701,562
Apple Hospitality REIT, Inc.	98,100	1,224,288
Corporate Office Properties Trust	150,868	3,963,302
Cousins Properties, Inc.	114,580	3,613,853
Gaming & Leisure Properties, Inc.	25,664	1,055,560
Global Net Lease, Inc.	111,700	1,799,487
Highwoods Properties, Inc.	26,000	974,740
Mid-America Apartment Communities, Inc.	26,864	3,566,196
National Storage Affiliates Trust	26,997	986,470
Omega Healthcare Investors, Inc.	77,179	2,795,424
Piedmont Office Realty Trust, Inc., Class A	100,700	1,548,766
Prologis, Inc.	27,601	2,848,423
Service Properties Trust	74,286	788,175
VEREIT, Inc.	26,640	938,527
		30,433,937

Retailing 1.5%
Best Buy Co., Inc.	18,440	2,006,641
Genuine Parts Co.	12,900	1,211,052
Shutterstock, Inc.	8,880	577,111
The Home Depot, Inc.	16,940	4,587,691
		8,382,495

Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	10,000	966,800
Broadcom, Inc.	6,860	3,090,430
Intel Corp.	226,805	12,589,945
KLA Corp.	7,399	2,072,238
QUALCOMM, Inc.	33,522	5,238,818
Texas Instruments, Inc.	9,098	1,507,448
		25,465,679

Software & Services 3.4%
Accenture plc, Class A	15,494	3,748,309
Booz Allen Hamilton Holding Corp.	13,400	1,141,278
Citrix Systems, Inc.	12,778	1,703,435
Cognizant Technology Solutions Corp., Class A	23,111	1,801,503
International Business Machines Corp.	48,100	5,729,191
Microsoft Corp.	20,243	4,695,566
The Western Union Co.	26,057	580,289
		19,399,571

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.1%
Apple, Inc.	57,134	7,539,403
HP, Inc.	21,856	531,975
Jabil, Inc.	132,780	5,493,109
Samsung Electronics Co., Ltd.	57,499	4,203,577
		17,768,064

Telecommunication Services 4.6%
AT&T, Inc.	325,057	9,306,382
Verizon Communications, Inc.	308,741	16,903,570
		26,209,952

Transportation 1.9%
Ryder System, Inc.	79,903	5,001,129
Schneider National, Inc., Class B	126,011	2,646,231
Southwest Airlines Co.	24,764	1,088,130
Union Pacific Corp.	10,400	2,053,688
		10,789,178

Utilities 5.0%
Exelon Corp.	212,958	8,850,535
NextEra Energy, Inc.	51,722	4,182,758
NRG Energy, Inc.	104,778	4,338,857
OGE Energy Corp.	161,752	4,936,671
UGI Corp.	115,893	4,170,989
Vistra Corp.	96,230	1,921,713
		28,401,523
Total Common Stock
(Cost $472,490,926)		567,200,047

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)	538,859	538,859
Total Other Investment Company
(Cost $538,859)		538,859
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 9.4% of net assets

Time Deposits 9.4%
Australia & New Zealand Banking Group Ltd.
0.01%, 02/01/21 (c)	6,385,066	6,385,066
Barclays Bank PLC
0.01%, 02/01/21 (c)	6,385,066	6,385,066
BNP Paribas
0.01%, 02/01/21 (c)	6,385,066	6,385,066
ING Bank
0.01%, 02/01/21 (c)	2,763,641	2,763,641
JPMorgan Chase Bank
0.01%, 02/01/21 (c)	6,385,066	6,385,066
Royal Bank of Canada
0.01%, 02/01/21 (c)	6,385,066	6,385,066
Skandinaviska Enskilda Banken
0.01%, 02/01/21 (c)	6,385,066	6,385,066
Sumitomo Mitsui Banking Corp.
0.01%, 02/01/21 (c)	6,385,066	6,385,066
Sumitomo Mitsui Trust Bank, Limited
0.01%, 02/01/21 (c)	6,385,066	6,385,066
Total Short-Term Investments
(Cost $53,844,169)		53,844,169
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $521,447.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$272,368,467	$—	$—	$272,368,467
Automobiles & Components	1,986,144	596,791	—	2,582,935
Banks	46,363,535	2,188,922	—	48,552,457
Capital Goods	46,050,289	1,002,360	—	47,052,649
Diversified Financials	46,962,009	1,400,806	—	48,362,815
Food & Staples Retailing	5,900,376	2,134,411	—	8,034,787
Food, Beverage & Tobacco	19,854,637	2,577,013	—	22,431,650
Materials	27,642,920	5,437,412	—	33,080,332
Media & Entertainment	20,124,207	2,993,303	—	23,117,510
Pharmaceuticals, Biotechnology & Life Sciences	34,801,122	9,047,259	—	43,848,381
Technology Hardware & Equipment	13,564,487	4,203,577	—	17,768,064
Other Investment Company[1]	538,859	—	—	538,859
Short-Term Investments[1]	—	53,844,169	—	53,844,169
Total	$536,157,052	$85,426,023	$—	$621,583,075
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 2.5%
Tesla, Inc. *	7,429	5,895,134

Banks 0.3%
Regions Financial Corp.	49,140	835,871

Capital Goods 3.2%
AGCO Corp.	14,469	1,604,612
Generac Holdings, Inc. *	1,966	484,462
Illinois Tool Works, Inc.	4,412	856,854
Lockheed Martin Corp.	4,439	1,428,559
Masco Corp.	15,388	835,722
Quanta Services, Inc.	9,540	672,284
Regal Beloit Corp.	6,483	813,487
Rexnord Corp.	21,703	821,676
		7,517,656

Commercial & Professional Services 0.6%
Cintas Corp.	869	276,447
CoreLogic, Inc.	15,404	1,159,767
		1,436,214

Consumer Durables & Apparel 2.9%
Crocs, Inc. *	7,084	496,022
Lennar Corp., Class A	5,558	462,148
NIKE, Inc., Class B	11,126	1,486,322
PulteGroup, Inc.	29,676	1,290,906
Sony Corp. ADR	14,759	1,412,584
Whirlpool Corp.	2,394	443,105
YETI Holdings, Inc. *	17,382	1,144,083
		6,735,170

Consumer Services 1.1%
Domino's Pizza, Inc.	2,647	981,402
Hilton Worldwide Holdings, Inc.	5,334	540,814
Papa John's International, Inc.	11,621	1,188,596
		2,710,812

Diversified Financials 2.2%
Lazard Ltd., Class A	11,380	468,856
Morgan Stanley	17,606	1,180,482
MSCI, Inc.	4,332	1,712,440
S&P Global, Inc.	3,428	1,086,676
T. Rowe Price Group, Inc.	4,248	664,727
		5,113,181

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.7%
The Kroger Co.	19,722	680,409
Walmart, Inc.	7,051	990,595
		1,671,004

Food, Beverage & Tobacco 2.5%
Flowers Foods, Inc.	41,556	954,126
General Mills, Inc.	14,484	841,520
Monster Beverage Corp. *	21,442	1,861,809
Nestle S.A. ADR	5,748	645,500
PepsiCo, Inc.	11,061	1,510,601
		5,813,556

Health Care Equipment & Services 6.2%
Abbott Laboratories	14,406	1,780,438
Cardinal Health, Inc.	10,875	584,314
Cerner Corp.	8,983	719,628
Hologic, Inc. *	27,176	2,166,742
IDEXX Laboratories, Inc. *	4,398	2,105,235
McKesson Corp.	4,845	845,307
Merit Medical Systems, Inc. *	16,859	912,915
ResMed, Inc.	5,179	1,043,931
UnitedHealth Group, Inc.	9,246	3,084,281
Veeva Systems, Inc., Class A *	1,616	446,727
West Pharmaceutical Services, Inc.	3,001	898,769
		14,588,287

Materials 1.7%
Berry Global Group, Inc. *	10,893	537,787
Louisiana-Pacific Corp.	12,255	465,813
RPM International, Inc.	3,810	314,211
The Scotts Miracle-Gro Co.	2,106	466,289
The Sherwin-Williams Co.	3,087	2,135,587
		3,919,687

Media & Entertainment 12.0%
Activision Blizzard, Inc.	6,390	581,490
Alphabet, Inc., Class A *	6,012	10,986,088
Altice USA, Inc., Class A *	23,756	845,001
Charter Communications, Inc., Class A *	2,116	1,285,597
Facebook, Inc., Class A *	32,865	8,490,016
Netflix, Inc. *	3,915	2,084,307
Nintendo Co., Ltd. ADR	22,779	1,646,238
Take-Two Interactive Software, Inc. *	3,620	725,629
Tencent Holdings Ltd. ADR	17,936	1,601,864
		28,246,230

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Amgen, Inc.	5,988	1,445,683
Avantor, Inc. *	34,284	1,011,035
Charles River Laboratories International, Inc. *	5,962	1,544,456
Emergent BioSolutions, Inc. *	6,650	710,553
Horizon Therapeutics plc *	4,261	308,837
Jazz Pharmaceuticals plc *	5,394	838,767
Johnson & Johnson	2,957	482,376
Medpace Holdings, Inc. *	6,706	890,490
Novartis AG ADR	6,134	554,943
Novo Nordisk A/S ADR	19,292	1,342,723
Pfizer, Inc.	23,006	825,915
Regeneron Pharmaceuticals, Inc. *	1,809	911,447
Roche Holding AG ADR	53,720	2,331,985
Syneos Health, Inc. *	5,023	373,460
Vertex Pharmaceuticals, Inc. *	1,955	447,851
		14,020,521

Real Estate 1.0%
American Homes 4 Rent, Class A	15,877	479,962
American Tower Corp.	5,064	1,151,351
CyrusOne, Inc.	4,007	292,310
SBA Communications Corp.	1,319	354,376
		2,277,999

Retailing 10.9%
Amazon.com, Inc. *	6,071	19,464,840
Best Buy Co., Inc.	11,741	1,277,656
Etsy, Inc. *	3,306	658,191
Lowe's Cos., Inc.	11,134	1,857,708
The Home Depot, Inc.	8,517	2,306,574
		25,564,969

Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc. *	15,537	1,330,589
Applied Materials, Inc.	13,679	1,322,486
Broadcom, Inc.	3,809	1,715,954
KLA Corp.	6,411	1,795,529
Lam Research Corp.	856	414,261
Monolithic Power Systems, Inc.	3,938	1,399,132
NVIDIA Corp.	6,875	3,572,181
QUALCOMM, Inc.	13,424	2,097,903
Teradyne, Inc.	11,059	1,254,975
		14,903,010

Software & Services 25.8%
Accenture plc, Class A	11,063	2,676,361
Adobe, Inc. *	10,418	4,779,466
Autodesk, Inc. *	3,509	973,502
Booz Allen Hamilton Holding Corp.	17,448	1,486,046
Cadence Design Systems, Inc. *	20,979	2,735,452
Citrix Systems, Inc.	8,493	1,132,202
DocuSign, Inc. *	5,576	1,298,595
EPAM Systems, Inc. *	1,352	465,669
Security	Number of Shares	Value ($)
Fair Isaac Corp. *	2,156	970,437
Fortinet, Inc. *	4,929	713,473
GoDaddy, Inc., Class A *	19,381	1,522,959
Intuit, Inc.	4,891	1,766,776
Leidos Holdings, Inc.	3,341	354,346
Manhattan Associates, Inc. *	6,539	740,411
Mastercard, Inc., Class A	14,895	4,711,140
Microsoft Corp.	99,364	23,048,473
Oracle Corp.	5,733	346,445
Palo Alto Networks, Inc. *	3,892	1,365,119
PayPal Holdings, Inc. *	9,350	2,190,798
ServiceNow, Inc. *	2,654	1,441,547
SVMK, Inc. *	23,127	583,032
Synopsys, Inc. *	7,062	1,803,988
Visa, Inc., Class A	17,850	3,449,512
		60,555,749

Technology Hardware & Equipment 12.5%
Apple, Inc.	221,828	29,272,423

Transportation 0.9%
JB Hunt Transport Services, Inc.	3,177	427,815
Knight-Swift Transportation Holdings, Inc.	11,187	447,480
Union Pacific Corp.	4,860	959,704
Werner Enterprises, Inc.	9,651	378,705
		2,213,704
Total Common Stock
(Cost $119,367,361)		233,291,177
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
JPMorgan Chase Bank
0.01%, 02/01/21 (a)	1,440,623	1,440,623
Total Short-Term Investment
(Cost $1,440,623)		1,440,623

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	5	926,300	10,139
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$233,291,177	$—	$—	$233,291,177
Short-Term Investment[1]	—	1,440,623	—	1,440,623
Futures Contracts[2]	10,139	—	—	10,139
Total	$233,301,316	$1,440,623	$—	$234,741,939
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	119,894	1,056,266
Cooper Tire & Rubber Co.	29,933	1,100,038
Modine Manufacturing Co. *	56,294	706,489
Patrick Industries, Inc.	15,964	1,102,474
Tenneco, Inc., Class A *	68,811	694,991
The Goodyear Tire & Rubber Co. *	104,187	1,099,173
Winnebago Industries, Inc.	14,649	1,011,660
		6,771,091

Banks 9.0%
Amalgamated Bank, Class A	82,279	1,206,210
Associated Banc-Corp.	65,979	1,183,663
BancorpSouth Bank	57,795	1,598,032
Bank of Marin Bancorp	16,425	610,025
Community Trust Bancorp, Inc.	8,207	299,227
Customers Bancorp, Inc. *	88,260	1,961,137
CVB Financial Corp.	96,286	1,870,837
Financial Institutions, Inc.	96,231	2,202,728
First BanCorp	371,759	3,383,007
Flagstar Bancorp, Inc.	155,388	6,658,376
Glacier Bancorp, Inc.	67,517	3,149,668
Hancock Whitney Corp.	154,910	5,288,627
Hilltop Holdings, Inc.	40,324	1,211,333
Independent Bank Corp., Michigan	122,263	2,244,749
International Bancshares Corp.	115,312	4,359,947
Mercantile Bank Corp.	6,644	180,385
Merchants Bancorp	8,322	248,162
Metropolitan Bank Holding Corp. *	7,301	289,558
MGIC Investment Corp.	166,674	1,953,419
Premier Financial Corp.	36,026	1,000,082
QCR Holdings, Inc.	20,477	794,098
Radian Group, Inc.	185,840	3,568,128
Republic Bancorp, Inc., Class A	40,737	1,470,198
ServisFirst Bancshares, Inc.	72,866	2,993,335
UMB Financial Corp.	50,687	3,597,256
WSFS Financial Corp.	16,418	705,481
		54,027,668

Capital Goods 10.6%
Advanced Drainage Systems, Inc.	11,974	987,616
Alpha Pro Tech Ltd. *(a)	166,774	2,381,533
Atkore International Group, Inc. *	67,105	2,976,778
Barnes Group, Inc.	18,438	886,315
Boise Cascade Co.	74,863	3,565,725
Builders FirstSource, Inc. *	22,403	856,915
Comfort Systems USA, Inc.	41,822	2,318,193
Cornerstone Building Brands, Inc. *	123,305	1,403,211
Ducommun, Inc. *	38,814	1,915,083
Dycom Industries, Inc. *	22,632	1,836,360
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	45,807	4,044,758
Evoqua Water Technologies Corp. *	105,194	2,866,537
Franklin Electric Co., Inc.	6,132	425,683
Generac Holdings, Inc. *	10,367	2,554,636
GrafTech International Ltd.	171,182	1,660,465
H&E Equipment Services, Inc.	35,246	968,560
IES Holdings, Inc. *	24,201	1,100,661
Masonite International Corp. *	34,823	3,464,889
MasTec, Inc. *	5,627	434,123
Moog, Inc., Class A	55,403	4,092,620
Mueller Industries, Inc.	160,123	5,468,200
MYR Group, Inc. *	71,390	3,969,998
National Presto Industries, Inc.	1,905	170,326
Parsons Corp. *	53,000	1,889,980
Preformed Line Products Co.	1,881	120,930
Rexnord Corp.	117,868	4,462,482
SiteOne Landscape Supply, Inc. *	8,363	1,318,678
SPX Corp. *	71,209	3,682,217
The Shyft Group, Inc.	10,037	303,117
Titan Machinery, Inc. *	20,272	431,794
Vectrus, Inc. *	27,765	1,427,121
		63,985,504

Commercial & Professional Services 1.8%
ASGN, Inc. *	32,677	2,709,250
CRA International, Inc.	3,184	169,421
Herman Miller, Inc.	22,933	785,455
HNI Corp.	13,097	422,509
Interface, Inc.	57,116	573,445
Kforce, Inc.	17,087	728,761
Mastech Digital, Inc. *	38,217	623,319
Matthews International Corp., Class A	73,055	2,230,369
TriNet Group, Inc. *	34,546	2,560,204
		10,802,733

Consumer Durables & Apparel 4.6%
Beazer Homes USA, Inc. *	81,355	1,352,120
Crocs, Inc. *	41,466	2,903,449
Deckers Outdoor Corp. *	14,479	4,227,579
Hamilton Beach Brands Holding Co., Class A	26,968	517,516
Helen of Troy Ltd. *	4,935	1,205,374
Installed Building Products, Inc. *	8,269	867,666
Lakeland Industries, Inc. *	78,995	2,196,061
Meritage Homes Corp. *	9,642	773,867
Nautilus, Inc. *	61,904	1,517,267
Rocky Brands, Inc.	26,327	907,228
Tempur Sealy International, Inc. *	117,448	3,100,627
TopBuild Corp. *	8,404	1,680,380
Tri Pointe Homes, Inc. *	72,962	1,473,832
Tupperware Brands Corp. *	31,419	945,084
Vista Outdoor, Inc. *	64,403	1,878,636
YETI Holdings, Inc. *	37,877	2,493,064
		28,039,750

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Services 3.6%
Bloomin' Brands, Inc.	22,154	466,785
Brinker International, Inc.	35,544	2,092,831
Carrols Restaurant Group, Inc. *	26,806	164,589
Del Taco Restaurants, Inc. *	280,877	2,702,037
Extended Stay America, Inc.	242,863	3,565,229
International Game Technology plc	139,652	2,249,794
Marriott Vacations Worldwide Corp.	13,954	1,712,993
Papa John's International, Inc.	42,030	4,298,828
Perdoceo Education Corp. *	109,232	1,292,214
PlayAGS, Inc. *	70,668	363,940
Red Rock Resorts, Inc., Class A	17,535	411,722
Scientific Games Corp., Class A *	36,321	1,424,510
Wyndham Destinations, Inc.	20,935	926,164
		21,671,636

Diversified Financials 4.4%
A-Mark Precious Metals, Inc.	24,796	708,670
Artisan Partners Asset Management, Inc., Class A	28,249	1,367,252
BGC Partners, Inc., Class A	85,711	304,274
Enova International, Inc. *	81,060	1,831,956
Federated Hermes, Inc.	71,247	1,923,669
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,364	2,979,030
Navient Corp.	102,404	1,152,557
OneMain Holdings, Inc.	83,524	3,888,877
Oppenheimer Holdings, Inc., Class A	85,770	2,973,646
PROG Holdings, Inc.	39,510	1,864,082
Regional Management Corp.	37,864	1,071,551
Stifel Financial Corp.	94,723	4,908,546
Virtus Investment Partners, Inc.	8,263	1,735,230
		26,709,340

Energy 2.4%
Ardmore Shipping Corp.	131,482	420,742
Aspen Aerogels, Inc. *	22,931	459,996
Cimarex Energy Co.	132,982	5,609,181
DHT Holdings, Inc.	402,196	2,159,792
National Energy Services Reunited Corp. *	31,054	334,762
Oceaneering International, Inc. *	64,912	548,506
Oil States International, Inc. *	173,118	969,461
Renewable Energy Group, Inc. *	27,403	2,455,309
Teekay Corp. *	207,460	510,352
World Fuel Services Corp.	23,670	724,065
		14,192,166

Food & Staples Retailing 0.6%
BJ's Wholesale Club Holdings, Inc. *	48,067	2,022,179
SpartanNash, Co.	18,223	337,490
Sprouts Farmers Market, Inc. *	61,816	1,400,132
		3,759,801

Food, Beverage & Tobacco 1.9%
B&G Foods, Inc. (a)	40,192	1,530,511
Coca-Cola Consolidated, Inc.	14,701	3,923,109
Darling Ingredients, Inc. *	38,271	2,373,185
National Beverage Corp. (a)	16,694	2,529,809
Seneca Foods Corp., Class A *	8,855	320,994
Vector Group Ltd.	77,055	904,625
		11,582,233

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.6%
Accuray, Inc. *	247,013	1,220,244
Cerus Corp. *	118,178	778,793
Co-Diagnostics, Inc. *(a)	42,974	551,786
CONMED Corp.	23,446	2,623,607
Electromed, Inc. *	77,737	772,706
GenMark Diagnostics, Inc. *	109,171	1,507,652
Globus Medical, Inc., Class A *	23,138	1,427,383
Inovalon Holdings, Inc., Class A *	19,620	478,728
Integer Holdings Corp. *	27,158	2,004,260
Meridian Bioscience, Inc. *	99,823	2,206,088
Merit Medical Systems, Inc. *	60,473	3,274,613
Natus Medical, Inc. *	40,947	997,878
Nevro Corp. *	3,170	512,874
Novocure Ltd. *	5,423	872,886
Owens & Minor, Inc.	60,325	1,754,251
Quidel Corp. *	14,818	3,718,874
Repro-Med Systems, Inc. *	58,436	236,081
Retractable Technologies, Inc. *(a)	85,261	1,371,850
Tenet Healthcare Corp. *	77,521	3,664,418
Tivity Health, Inc. *	46,037	1,038,134
Utah Medical Products, Inc.	7,950	689,027
Zynex, Inc. *	107,069	1,934,737
		33,636,870

Household & Personal Products 0.8%
Central Garden & Pet Co. *	9,040	382,302
Lifevantage Corp. *	28,746	256,989
Medifast, Inc.	8,526	2,000,796
Nu Skin Enterprises, Inc., Class A	28,740	1,663,184
USANA Health Sciences, Inc. *	9,055	749,392
		5,052,663

Insurance 1.3%
American Equity Investment Life Holding Co.	62,384	1,820,989
American National Group, Inc.	24,579	2,172,292
Assured Guaranty Ltd.	12,404	443,443
Employers Holdings, Inc.	18,086	551,623
Global Indemnity Group LLC, Class A	10,552	287,542
Investors Title Co.	2,235	319,605
Mercury General Corp.	20,280	1,075,043
National Western Life Group, Inc., Class A	6,826	1,228,680
		7,899,217

Materials 3.4%
Caledonia Mining Corp. plc	24,755	372,068
Clearwater Paper Corp. *	57,642	2,195,007
Coeur Mining, Inc. *	128,123	1,159,513
Compass Minerals International, Inc.	12,246	713,452
Forterra, Inc. *	33,938	621,065
Hawkins, Inc.	19,721	1,083,275
Hecla Mining Co.	408,329	2,323,392
Koppers Holdings, Inc. *	87,157	2,900,585
Louisiana-Pacific Corp.	164,115	6,238,011
Minerals Technologies, Inc.	24,914	1,535,450
Tredegar Corp.	37,276	543,857
Tronox Holdings plc, Class A *	50,568	776,219
		20,461,894

Media & Entertainment 2.3%
Cars.com, Inc. *	118,833	1,379,651
Glu Mobile, Inc. *	269,361	2,373,071
Gray Television, Inc. *	76,997	1,312,799

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class A *	381,770	5,340,962
World Wrestling Entertainment, Inc., Class A	64,064	3,608,725
		14,015,208

Pharmaceuticals, Biotechnology & Life Sciences 16.6%
ACADIA Pharmaceuticals, Inc. *	36,484	1,753,056
Acceleron Pharma, Inc. *	7,587	876,526
Affimed N.V. *	127,787	732,220
Amicus Therapeutics, Inc. *	182,828	3,457,277
Anika Therapeutics, Inc. *	20,406	755,226
Aquestive Therapeutics, Inc. *(a)	129,345	684,235
Arcus Biosciences, Inc. *	17,261	599,475
Ardelyx, Inc. *	59,788	405,961
BioDelivery Sciences International, Inc. *	470,773	1,812,476
Blueprint Medicines Corp. *	37,136	3,592,908
CareDx, Inc. *	54,039	4,130,201
Catalyst Pharmaceuticals, Inc. *	354,149	1,289,102
ChemoCentryx, Inc. *	36,904	2,103,897
Chimerix, Inc. *	52,159	442,308
Coherus Biosciences, Inc. *	69,881	1,313,763
Corcept Therapeutics, Inc. *	86,337	2,439,884
Cymabay Therapeutics, Inc. *	97,141	519,704
CytomX Therapeutics, Inc. *	53,284	368,192
Dicerna Pharmaceuticals, Inc. *	87,848	1,973,945
Emergent BioSolutions, Inc. *	59,014	6,305,646
FibroGen, Inc. *	56,447	2,719,616
Five Prime Therapeutics, Inc. *	40,850	683,012
Halozyme Therapeutics, Inc. *	95,318	4,536,184
Harpoon Therapeutics, Inc. *	24,668	475,599
Horizon Therapeutics plc *	26,224	1,900,716
Innoviva, Inc. *	62,027	744,944
Insmed, Inc. *	66,847	2,512,779
Intercept Pharmaceuticals, Inc. *	10,650	375,306
Ironwood Pharmaceuticals, Inc. *	95,370	974,681
Jounce Therapeutics, Inc. *	57,098	645,207
La Jolla Pharmaceutical Co. *(a)	140,978	862,785
Ligand Pharmaceuticals, Inc. *(a)	18,232	3,379,301
Luminex Corp.	33,178	931,970
MacroGenics, Inc. *	25,684	524,981
Medpace Holdings, Inc. *	32,177	4,272,784
MEI Pharma, Inc. *	515,846	1,666,183
Natera, Inc. *	17,886	1,907,363
Novavax, Inc. *	24,965	5,515,767
Ocular Therapeutix, Inc. *	59,092	1,072,520
OPKO Health, Inc. *	697,748	3,774,817
Organogenesis Holdings, Inc. *	95,885	1,002,957
Pacira BioSciences, Inc. *	18,837	1,244,749
Prestige Consumer Healthcare, Inc. *	73,686	2,947,440
PTC Therapeutics, Inc. *	13,221	764,438
Puma Biotechnology, Inc. *	103,975	1,220,666
Radius Health, Inc. *	60,993	1,140,569
Repligen Corp. *	4,836	967,200
Sangamo Therapeutics, Inc. *	87,588	1,196,452
Supernus Pharmaceuticals, Inc. *	97,612	2,868,817
Syneos Health, Inc. *	24,077	1,790,125
Translate Bio, Inc. *	74,687	1,783,526
Travere Therapeutics, Inc. *	207,613	5,242,228
Veracyte, Inc. *	18,259	1,035,285
Vericel Corp. *	52,748	2,176,910
		100,413,879

Real Estate 6.6%
Apple Hospitality REIT, Inc.	111,528	1,391,869
CareTrust REIT, Inc.	68,632	1,541,475
Chatham Lodging Trust	100,253	1,073,710
CorePoint Lodging, Inc.	95,889	653,004
Corporate Office Properties Trust	169,509	4,453,001
Security	Number of Shares	Value ($)
Easterly Government Properties, Inc.	41,213	904,625
EastGroup Properties, Inc.	24,869	3,360,797
eXp World Holdings, Inc. *	35,449	3,778,509
Healthcare Realty Trust, Inc.	76,782	2,304,228
Industrial Logistics Properties Trust	38,169	809,565
National Storage Affiliates Trust	49,176	1,796,891
New Senior Investment Group, Inc.	130,511	691,708
Office Properties Income Trust	142,941	3,307,655
Piedmont Office Realty Trust, Inc., Class A	124,057	1,907,997
PotlatchDeltic Corp.	31,624	1,510,362
QTS Realty Trust, Inc., Class A	12,121	789,077
Realogy Holdings Corp. *	105,219	1,494,110
Sabra Health Care REIT, Inc.	157,959	2,652,132
Service Properties Trust	290,384	3,080,974
Sunstone Hotel Investors, Inc.	158,319	1,694,013
Urban Edge Properties	45,418	626,314
		39,822,016

Retailing 5.6%
1-800-Flowers.com, Inc., Class A *	66,396	2,040,349
At Home Group, Inc. *	93,152	2,270,114
AutoNation, Inc. *	46,055	3,282,800
Big Lots, Inc.	29,446	1,757,337
Camping World Holdings, Inc., Class A	73,868	2,523,331
Group 1 Automotive, Inc.	22,201	3,055,302
Hibbett Sports, Inc. *	22,740	1,283,673
Lithia Motors, Inc., Class A	6,948	2,214,189
MarineMax, Inc. *	53,877	2,253,675
Overstock.com, Inc. *	18,976	1,472,538
Rent-A-Center, Inc.	33,869	1,466,528
RH *	5,257	2,498,967
Shutterstock, Inc.	19,440	1,263,406
Stamps.com, Inc. *	14,385	3,284,239
The Aaron's Co., Inc. *	19,755	334,650
The Container Store Group, Inc. *	119,550	1,629,466
The Michaels Cos., Inc. *	88,288	1,368,464
		33,999,028

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	22,609	2,319,231
Amkor Technology, Inc.	107,729	1,671,954
Axcelis Technologies, Inc. *	21,139	723,799
Cirrus Logic, Inc. *	40,132	3,759,967
FormFactor, Inc. *	66,295	2,709,477
MACOM Technology Solutions Holdings, Inc. *	49,359	2,806,553
NeoPhotonics Corp. *	56,307	627,260
Synaptics, Inc. *	28,230	2,800,981
Ultra Clean Holdings, Inc. *	34,330	1,325,138
		18,744,360

Software & Services 6.9%
A10 Networks, Inc. *	225,371	2,237,934
Agilysys, Inc. *	65,129	2,396,096
Alarm.com Holdings, Inc. *	11,215	1,042,098
Avaya Holdings Corp. *	70,359	1,564,784
BM Technologies, Inc. *(b)	13,582	186,703
Box, Inc., Class A *	295,125	5,117,467
CACI International, Inc., Class A *	10,840	2,614,825
ChannelAdvisor Corp. *	140,332	2,876,806
Domo, Inc., Class B *	22,052	1,397,876
eGain Corp. *	224,819	2,473,009
EVERTEC, Inc.	71,178	2,469,877
Mimecast Ltd. *	31,485	1,355,744
Mitek Systems, Inc. *	216,998	3,504,518
Progress Software Corp.	37,866	1,521,456

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Qualys, Inc. *	21,785	3,016,569
Sykes Enterprises, Inc. *	79,896	3,083,187
Synchronoss Technologies, Inc. *	144,079	726,158
Tenable Holdings, Inc. *	80,001	3,959,249
		41,544,356

Technology Hardware & Equipment 3.3%
Avid Technology, Inc. *	99,260	1,691,390
Badger Meter, Inc.	13,773	1,263,122
Calix, Inc. *	124,784	3,768,477
Cambium Networks Corp. *	60,824	2,235,282
Casa Systems, Inc. *	83,386	642,906
Ciena Corp. *	78,944	4,214,820
CommScope Holding Co., Inc. *	98,516	1,447,200
Extreme Networks, Inc. *	141,941	1,148,303
OSI Systems, Inc. *	28,757	2,588,705
Viavi Solutions, Inc. *	66,153	1,022,064
		20,022,269

Telecommunication Services 0.1%
Liberty Latin America Ltd., Class A *	46,144	465,593

Transportation 1.7%
Air Transport Services Group, Inc. *	52,260	1,327,927
Atlas Air Worldwide Holdings, Inc. *	57,876	2,999,134
Costamare, Inc.	363,078	2,904,624
Daseke, Inc. *	42,073	221,304
Echo Global Logistics, Inc. *	21,501	566,121
Matson, Inc.	13,539	809,632
Werner Enterprises, Inc.	28,675	1,125,207
		9,953,949

Utilities 1.5%
Black Hills Corp.	10,321	610,178
Clearway Energy, Inc., Class A	118,176	3,407,014
Consolidated Water Co., Ltd.	52,800	668,976
Genie Energy Ltd., Class B	50,975	376,195
Portland General Electric Co.	38,604	1,632,563
Spark Energy, Inc., Class A	225,937	2,478,529
		9,173,455
Total Common Stock
(Cost $451,854,361)		596,746,679

Security	Number of Shares	Value ($)
Other Investment Company 1.9% of net assets

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	11,846,110	11,846,110
Total Other Investment Company
(Cost $11,846,110)		11,846,110
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
BNP Paribas
0.01%, 02/01/21 (d)	6,293,055	6,293,055
ING Bank
0.01%, 02/01/21 (d)	2,177,945	2,177,945
Skandinaviska Enskilda Banken
0.01%, 02/01/21 (d)	6,293,055	6,293,055
Sumitomo Mitsui Banking Corp.
0.01%, 02/01/21 (d)	6,293,055	6,293,055
Total Short-Term Investments
(Cost $21,057,110)		21,057,110

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/19/21	65	6,721,650	(288,999)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,453,879.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$555,202,323	$—	$—	$555,202,323
Software & Services	41,357,653	—	186,703	41,544,356
Other Investment Company[1]	11,846,110	—	—	11,846,110
Short-Term Investments[1]	—	21,057,110	—	21,057,110
Liabilities
Futures Contracts[2]	(288,999)	—	—	(288,999)
Total	$608,117,087	$21,057,110	$186,703	$629,360,900
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Hedged Equity Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets

Automobiles & Components 0.9%
Cooper Tire & Rubber Co.	1,583	58,175
Patrick Industries, Inc.	2,781	192,056
Thor Industries, Inc.	1,856	224,595
Winnebago Industries, Inc.	1,406	97,098
		571,924

Banks 5.7%
BancorpSouth Bank	716	19,797
Bank of America Corp.	8,661	256,799
Citigroup, Inc. (a)	12,965	751,840
Fifth Third Bancorp	4,338	125,498
First BanCorp (a)	39,201	356,729
Flagstar Bancorp, Inc.	13,225	566,691
Hancock Whitney Corp.	6,050	206,547
JPMorgan Chase & Co.	4,778	614,785
PennyMac Financial Services, Inc.	1,852	107,416
Popular, Inc.	9,446	536,061
Wells Fargo & Co.	6,313	188,633
		3,730,796

Capital Goods 4.6%
AGCO Corp.	2,918	323,606
Allison Transmission Holdings, Inc. (a)	1,633	66,463
Atkore International Group, Inc. *	2,055	91,160
Dover Corp. (a)	3,059	356,343
EMCOR Group, Inc.	1,977	174,569
Generac Holdings, Inc. *	410	101,032
Herc Holdings, Inc. *	3,405	217,852
Hubbell, Inc.	552	85,891
Huntington Ingalls Industries, Inc.	390	61,359
Lockheed Martin Corp. (a)	1,871	602,125
Masonite International Corp. *	1,214	120,793
Mueller Industries, Inc.	4,859	165,935
Northrop Grumman Corp. (a)	1,843	528,222
Pentair plc	1,394	75,917
Rexnord Corp.	881	33,355
		3,004,622

Commercial & Professional Services 0.6%
ABM Industries, Inc.	2,937	107,906
ASGN, Inc. *	2,253	186,796
CoreLogic, Inc.	903	67,987
RELX plc ADR	2,211	54,877
		417,566

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 3.7%
Brunswick Corp.	249	21,528
Crocs, Inc. *	2,354	164,827
Deckers Outdoor Corp. *	768	224,241
Polaris, Inc.	3,729	435,062
Tempur Sealy International, Inc. *(a)	28,307	747,305
Tri Pointe Homes, Inc. *	28,734	580,427
YETI Holdings, Inc. *	4,207	276,905
		2,450,295

Consumer Services 1.7%
Hilton Worldwide Holdings, Inc.	2,276	230,764
International Game Technology plc	5,694	91,730
Marriott Vacations Worldwide Corp. (a)	334	41,002
Papa John's International, Inc.	1,107	113,224
Perdoceo Education Corp. *	29,615	350,346
Wyndham Hotels & Resorts, Inc.	4,820	280,379
		1,107,445

Diversified Financials 3.4%
Affiliated Managers Group, Inc.	639	70,411
Capital One Financial Corp. (a)	6,508	678,524
Jefferies Financial Group, Inc.	4,333	101,176
Lazard Ltd., Class A	9,730	400,876
Morgan Stanley	1,418	95,077
Navient Corp.	6,969	78,436
OneMain Holdings, Inc.	4,243	197,554
Synchrony Financial	3,790	127,534
T. Rowe Price Group, Inc.	1,149	179,796
The Goldman Sachs Group, Inc.	985	267,102
		2,196,486

Energy 2.6%
Cimarex Energy Co. (a)	20,776	876,332
NOV, Inc.	5,954	73,711
Renewable Energy Group, Inc. *	1,919	171,942
Schlumberger N.V.	8,354	185,542
Targa Resources Corp.	13,851	379,102
		1,686,629

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	3,465	145,773
Koninklijke Ahold Delhaize N.V. ADR	22,194	640,519
Sprouts Farmers Market, Inc. *	8,730	197,734
		984,026

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	4,665	191,638
Campbell Soup Co.	831	39,979
Coca-Cola Consolidated, Inc.	1,646	439,252

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Conagra Brands, Inc.	7,863	272,060
Constellation Brands, Inc., Class A	459	96,817
Flowers Foods, Inc.	18,490	424,530
General Mills, Inc.	2,505	145,540
Mondelez International, Inc., Class A	2,365	131,116
TreeHouse Foods, Inc. *	6,442	272,046
Tyson Foods, Inc., Class A	4,682	301,099
		2,314,077

Health Care Equipment & Services 6.2%
Cerner Corp. (a)	11,292	904,602
Danaher Corp.	2,339	556,308
GenMark Diagnostics, Inc. *	5,950	82,170
HCA Healthcare, Inc. (a)	2,215	359,893
Hill-Rom Holdings, Inc.	4,264	409,515
Hologic, Inc. *(a)	12,231	975,178
IDEXX Laboratories, Inc. *	211	101,001
Inovalon Holdings, Inc., Class A *	1,713	41,797
Merit Medical Systems, Inc. *	613	33,194
ModivCare, Inc. *	345	54,707
NextGen Healthcare, Inc. *	5,945	117,592
Owens & Minor, Inc.	949	27,597
Quidel Corp. *	493	123,728
ResMed, Inc.	983	198,143
Veeva Systems, Inc., Class A *	248	68,557
		4,053,982

Household & Personal Products 1.5%
Medifast, Inc.	1,737	407,622
Nu Skin Enterprises, Inc., Class A	2,084	120,601
Spectrum Brands Holdings, Inc.	2,358	178,194
Unilever PLC	2,941	171,578
USANA Health Sciences, Inc. *	1,521	125,878
		1,003,873

Insurance 2.4%
Aflac, Inc.	3,375	152,482
Fidelity National Financial, Inc.	4,956	179,903
The Allstate Corp. (a)	11,627	1,246,182
		1,578,567

Materials 3.0%
Axalta Coating Systems Ltd. *(a)	9,948	268,497
Berry Global Group, Inc. *	10,379	512,411
Fortescue Metals Group Ltd. ADR	2,668	88,337
Louisiana-Pacific Corp.	3,385	128,664
Reliance Steel & Aluminum Co.	3,168	367,741
The Chemours Co.	3,581	94,324
The Sherwin-Williams Co.	497	343,825
Vale S.A. ADR	8,122	131,170
		1,934,969

Media & Entertainment 6.6%
Activision Blizzard, Inc. (a)	8,591	781,781
Alphabet, Inc., Class A *(a)	714	1,304,735
Charter Communications, Inc., Class A *(a)	1,133	688,365
Facebook, Inc., Class A *(a)	3,733	964,346
Gray Television, Inc. *	5,321	90,723
Netflix, Inc. *	135	71,873
Sinclair Broadcast Group, Inc., Class A	1,454	45,815
Take-Two Interactive Software, Inc. *	219	43,899
World Wrestling Entertainment, Inc., Class A	6,490	365,582
		4,357,119

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Amgen, Inc.	742	179,141
Bristol-Myers Squibb Co. (a)	10,939	671,983
Eli Lilly & Co.	753	156,601
Emergent BioSolutions, Inc. *	4,810	513,949
Gilead Sciences, Inc.	1,297	85,083
Neurocrine Biosciences, Inc. *	1,030	113,043
Novartis AG ADR (a)	10,273	929,398
Novavax, Inc. *	891	196,858
OPKO Health, Inc. *	17,812	96,363
PerkinElmer, Inc.	839	123,392
Regeneron Pharmaceuticals, Inc. *	256	128,983
Roche Holding AG ADR	11,167	484,759
Seagen, Inc. *	452	74,250
Thermo Fisher Scientific, Inc.	216	110,095
Translate Bio, Inc. *	2,113	50,458
Travere Therapeutics, Inc. *	1,337	33,759
United Therapeutics Corp. *	1,873	306,835
Vertex Pharmaceuticals, Inc. *	440	100,795
		4,355,745

Real Estate 4.1%
Alexander & Baldwin, Inc.	5,134	77,626
American Homes 4 Rent, Class A	6,858	207,317
Apple Hospitality REIT, Inc.	7,581	94,611
Corporate Office Properties Trust	25,484	669,465
Cousins Properties, Inc.	18,437	581,503
EastGroup Properties, Inc. (a)	2,615	353,391
Highwoods Properties, Inc.	4,198	157,383
Office Properties Income Trust	4,131	95,591
Service Properties Trust	23,382	248,083
Weyerhaeuser Co.	6,094	190,072
		2,675,042

Retailing 10.2%
Amazon.com, Inc. *(a)	827	2,651,527
At Home Group, Inc. *	12,893	314,202
AutoNation, Inc. *	2,100	149,688
Best Buy Co., Inc. (a)	9,975	1,085,480
Big Lots, Inc.	1,033	61,649
Camping World Holdings, Inc., Class A	5,272	180,092
Dollar General Corp.	2,060	400,897
Etsy, Inc. *	725	144,340
Lowe's Cos., Inc.	3,550	592,318
Qurate Retail, Inc. Class A	6,262	78,901
Target Corp. (a)	3,704	671,054
The Aaron's Co., Inc. *	1,746	29,577
The Home Depot, Inc.	698	189,032
The Michaels Cos., Inc. *	426	6,603
Williams-Sonoma, Inc.	1,158	149,289
		6,704,649

Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.	27,471	426,350
Applied Materials, Inc.	115	11,118
Cirrus Logic, Inc. *(a)	647	60,617
Intel Corp.	5,334	296,090
NVIDIA Corp.	316	164,191
Qorvo, Inc. *(a)	3,891	664,894
Synaptics, Inc. *	3,216	319,092
		1,942,352

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 13.9%
Adobe, Inc. *	776	356,006
Autodesk, Inc. *	765	212,234
Avaya Holdings Corp. *	5,251	116,782
Box, Inc., Class A *	36,263	628,800
CACI International, Inc., Class A *(a)	1,465	353,387
Cadence Design Systems, Inc. *(a)	2,025	264,040
Citrix Systems, Inc.	1,064	141,842
Conduent, Inc. *	39,573	190,742
Domo, Inc., Class B *	550	34,865
Dropbox, Inc., Class A *	25,799	583,831
Fair Isaac Corp. *	246	110,727
Fortinet, Inc. *(a)	5,287	765,293
Mastercard, Inc., Class A (a)	770	243,543
Microsoft Corp. (a)	11,877	2,754,989
Mimecast Ltd. *	816	35,137
Oracle Corp.	1,209	73,060
Perspecta, Inc.	5,326	154,188
Progress Software Corp. (a)	6,815	273,827
Science Applications International Corp.	3,618	347,437
SS&C Technologies Holdings, Inc. (a)	5,747	361,371
Sykes Enterprises, Inc. *	2,399	92,577
Synopsys, Inc. *(a)	3,840	980,928
Tenable Holdings, Inc. *	1,122	55,528
		9,131,134

Technology Hardware & Equipment 7.0%
Apple, Inc. (a)	24,923	3,288,839
Ciena Corp. *	4,718	251,894
Jabil, Inc. (a)	24,622	1,018,612
		4,559,345

Transportation 3.5%
Air Transport Services Group, Inc. *	15,320	389,281
Atlas Air Worldwide Holdings, Inc. *	9,623	498,664
FedEx Corp.	2,144	504,569
Marten Transport Ltd.	19,800	313,830
Matson, Inc.	578	34,564
Werner Enterprises, Inc.	9,904	388,633
XPO Logistics, Inc. *	1,567	173,013
		2,302,554

Utilities 1.8%
Entergy Corp.	1,284	122,404
NRG Energy, Inc. (a)	17,856	739,417
Vistra Corp. (a)	15,583	311,192
		1,173,013
Total Common Stock
(Cost $46,581,286)		64,236,210

Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	901,965	901,965
Total Other Investment Company
(Cost $901,965)		901,965

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at January 31, 2021:

Security	Number of Shares	Value ($)
Short Sales (37.5%) of net assets

Automobiles & Components (0.4%)
Fox Factory Holding Corp.	2,269	(271,463)

Banks (1.0%)
Cullen/Frost Bankers, Inc.	1,937	(178,669)
First Hawaiian, Inc.	2,905	(67,541)
Triumph Bancorp, Inc.	6,257	(358,777)
Truist Financial Corp.	900	(43,182)
		(648,169)

Capital Goods (2.7%)
Air Lease Corp.	7,867	(311,769)
Bloom Energy Corp., Class A	1,301	(45,418)
Cubic Corp.	2,811	(171,977)
Enerpac Tool Group Corp.	3,704	(75,080)
Hexcel Corp.	2,125	(92,777)
Ingersoll Rand, Inc.	2,879	(120,457)
Jacobs Engineering Group, Inc.	373	(37,658)
Kaman Corp.	5,095	(256,584)
Kennametal, Inc.	2,529	(95,799)
Kratos Defense & Security Solutions, Inc.	9,450	(250,803)
Spirit AeroSystems Holdings, Inc., Class A	1,580	(53,515)
Vicor Corp.	2,842	(245,947)
		(1,757,784)

Commercial & Professional Services (0.8%)
MSA Safety, Inc.	680	(106,162)
The Brink's Co.	5,315	(362,111)
Upwork, Inc.	959	(39,750)
		(508,023)

Consumer Durables & Apparel (2.0%)
Acushnet Holdings Corp.	2,269	(92,621)
Garmin Ltd.	309	(35,492)
Hasbro, Inc.	6,070	(569,487)
Under Armour, Inc., Class A	34,061	(596,067)
		(1,293,667)

Consumer Services (2.1%)
Bright Horizons Family Solutions, Inc.	2,418	(367,463)
Hyatt Hotels Corp., Class A	4,062	(266,711)
Las Vegas Sands Corp.	2,419	(116,330)
MGM Resorts International	7,428	(212,144)
Planet Fitness, Inc., Class A	923	(66,456)
Royal Caribbean Cruises Ltd.	2,320	(150,800)
Vail Resorts, Inc.	862	(229,257)
		(1,409,161)

Diversified Financials (2.0%)
Cannae Holdings, Inc.	14,014	(532,392)
FirstCash, Inc.	9,675	(569,664)
Green Dot Corp., Class A	4,182	(210,062)
		(1,312,118)

Security	Number of Shares	Value ($)
Energy (0.7%)
Equitrans Midstream Corp.	5,197	(34,560)
ONEOK, Inc.	10,298	(410,170)
		(444,730)

Food & Staples Retailing (0.4%)
Performance Food Group Co.	4,151	(194,599)
US Foods Holding Corp.	2,366	(73,322)
		(267,921)

Food, Beverage & Tobacco (2.3%)
Beyond Meat, Inc.	513	(91,355)
Cal-Maine Foods, Inc.	5,465	(209,528)
Celsius Holdings, Inc.	2,494	(133,180)
Freshpet, Inc.	5,662	(788,773)
J & J Snack Foods Corp.	2,041	(311,579)
		(1,534,415)

Health Care Equipment & Services (2.3%)
1Life Healthcare, Inc.	5,337	(270,052)
Glaukos Corp.	1,755	(155,651)
Guardant Health, Inc.	2,020	(314,110)
Penumbra, Inc.	1,481	(386,674)
Premier, Inc., Class A	7,807	(264,423)
The Cooper Cos., Inc.	395	(143,796)
		(1,534,706)

Household & Personal Products (0.3%)
Coty, Inc., Class A	27,445	(174,825)

Insurance (0.5%)
Cincinnati Financial Corp.	1,460	(122,771)
Goosehead Insurance, Inc., Class A	552	(73,747)
Palomar Holdings, Inc.	855	(85,150)
Trupanion, Inc.	455	(51,051)
		(332,719)

Materials (2.0%)
Albemarle Corp.	1,244	(202,349)
Allegheny Technologies, Inc.	4,959	(84,352)
Amyris, Inc.	13,397	(125,932)
Ball Corp.	4,164	(366,515)
Quaker Chemical Corp.	1,659	(434,874)
Trinseo S.A.	1,500	(76,245)
		(1,290,267)

Media & Entertainment (1.1%)
Cardlytics, Inc.	1,139	(139,266)
Live Nation Entertainment, Inc.	1,852	(123,065)
TripAdvisor, Inc.	11,491	(355,876)
Twitter, Inc.	2,609	(131,833)
		(750,040)

Pharmaceuticals, Biotechnology & Life Sciences (0.8%)
Alnylam Pharmaceuticals, Inc.	351	(52,818)
Arrowhead Pharmaceuticals, Inc.	1,302	(100,475)
Elanco Animal Health, Inc.	2,357	(68,424)
Natera, Inc.	300	(31,992)

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NeoGenomics, Inc.	3,377	(179,049)
Twist Bioscience Corp.	659	(108,432)
		(541,190)

Real Estate (3.4%)
American Campus Communities, Inc.	8,570	(352,741)
EPR Properties	13,951	(553,018)
Equity Commonwealth	6,803	(193,954)
Federal Realty Investment Trust	5,681	(497,428)
Rayonier, Inc.	2,115	(65,036)
The Howard Hughes Corp.	4,800	(413,616)
Washington Real Estate Investment Trust	6,066	(133,088)
		(2,208,881)

Retailing (4.6%)
Burlington Stores, Inc.	2,590	(644,651)
Carvana Co.	507	(132,423)
Expedia Group, Inc.	4,120	(511,292)
Five Below, Inc.	2,321	(407,869)
Floor & Decor Holdings, Inc., Class A	1,782	(164,069)
Foot Locker, Inc.	6,667	(292,148)
Magnite, Inc.	2,422	(83,898)
National Vision Holdings, Inc.	4,884	(226,471)
Ross Stores, Inc.	1,668	(185,632)
The Gap, Inc.	16,743	(339,046)
		(2,987,499)

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	988	(145,562)
Brooks Automation, Inc.	3,263	(247,205)
Cree, Inc.	2,856	(288,685)
Marvell Technology Group Ltd.	1,951	(100,398)
Universal Display Corp.	1,337	(308,606)
		(1,090,456)

Software & Services (4.2%)
Black Knight, Inc.	2,107	(172,121)
Ceridian HCM Holding, Inc.	1,315	(122,177)
Coupa Software, Inc.	255	(79,017)
Security	Number of Shares	Value ($)
Everbridge, Inc.	583	(77,498)
Guidewire Software, Inc.	3,544	(406,639)
NortonLifeLock, Inc.	6,699	(141,148)
Ping Identity Holding Corp.	3,095	(92,571)
PROS Holdings, Inc.	7,396	(311,667)
Q2 Holdings, Inc.	3,768	(482,266)
Rapid7, Inc.	2,073	(179,978)
RingCentral, Inc., Class A	108	(40,275)
Smartsheet, Inc., Class A	825	(57,536)
Splunk, Inc.	1,293	(213,384)
Square, Inc., Class A	615	(132,815)
StoneCo Ltd., Class A	1,326	(95,339)
Twilio, Inc., Class A	188	(67,573)
Yext, Inc.	4,858	(81,955)
		(2,753,959)

Technology Hardware & Equipment (1.9%)
Cognex Corp.	5,302	(435,453)
IPG Photonics Corp.	917	(204,885)
Littelfuse, Inc.	716	(174,253)
Novanta, Inc.	3,529	(440,843)
		(1,255,434)

Transportation (0.1%)
United Airlines Holdings, Inc.	1,896	(75,821)

Utilities (0.2%)
New Jersey Resources Corp.	1,050	(36,760)
Ormat Technologies, Inc.	941	(107,425)
		(144,185)
Total Short Sales
(Proceeds $20,864,109)		(24,587,433)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$64,236,210	$—	$—	$64,236,210
Other Investment Company[1]	901,965	—	—	901,965
Liabilities
Short Sales[1]	(24,587,433)	—	—	(24,587,433)
Total	$40,550,742	$—	$—	$40,550,742
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 0.5%
Ansell Ltd.	158,243	4,423,418

Denmark 1.9%
Genmab A/S *	17,700	7,047,156
GN Store Nord A/S	19,230	1,464,998
Novo Nordisk A/S, Class B	99,446	6,928,222
		15,440,376

France 0.6%
Sanofi	52,403	4,928,411

Germany 0.9%
Bayer AG	13,624	824,563
Fresenius Medical Care AG & Co. KGaA	44,216	3,577,023
Fresenius SE & Co. KGaA	61,584	2,742,502
		7,144,088

Hong Kong 1.1%
Alibaba Health Information Technology Ltd. *	508,000	1,583,728
Livzon Pharmaceutical Group, Inc., H Shares (a)	463,700	1,712,612
Wuxi Biologics Cayman, Inc. *	375,500	5,257,721
		8,554,061

Ireland 3.8%
Horizon Therapeutics plc *	73,163	5,302,854
Medtronic plc	156,099	17,378,502
STERIS plc	44,072	8,246,312
		30,927,668

Italy 0.2%
DiaSorin S.p.A.	8,156	1,783,589

Japan 2.6%
Daiichi Sankyo Co., Ltd.	31,200	1,004,360
Hoya Corp.	47,500	6,077,809
M3, Inc.	24,000	2,020,192
Ono Pharmaceutical Co., Ltd.	164,300	4,904,207
Takara Bio, Inc.	25,000	693,699
Takeda Pharmaceutical Co., Ltd.	186,300	6,552,097
		21,252,364

Security	Number of Shares	Value ($)
Luxembourg 0.2%
Eurofins Scientific SE *	14,244	1,367,235

New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	320,844	7,951,692

Republic of Korea 1.5%
Celltrion, Inc. *	14,280	4,122,099
Hugel, Inc. *	24,000	4,200,596
Samsung Biologics Co., Ltd. *	5,000	3,539,969
		11,862,664

Sweden 1.1%
Arjo AB, B Shares	287,802	2,138,806
Getinge AB, B Shares	257,872	6,651,615
		8,790,421

Switzerland 4.8%
Novartis AG	97,414	8,820,361
Roche Holding AG	71,389	24,637,184
Sonova Holding AG *	11,026	2,659,902
Tecan Group AG	5,175	2,503,854
		38,621,301

Taiwan 0.4%
Pegavision Corp.	135,000	1,136,461
TaiDoc Technology Corp.	351,000	2,242,863
		3,379,324

United Kingdom 0.9%
AstraZeneca plc	12,876	1,313,495
GlaxoSmithKline plc	319,423	5,932,099
		7,245,594

United States 77.7%
Abbott Laboratories	305,051	37,701,253
AbbVie, Inc.	295,151	30,247,074
Agilent Technologies, Inc.	66,848	8,033,124
Amedisys, Inc. *	23,481	6,746,326
Amgen, Inc.	115,489	27,882,509
Anthem, Inc.	31,588	9,381,004
Avantor, Inc. *	124,658	3,676,164
Becton, Dickinson & Co.	4,996	1,307,903
Bio-Techne Corp.	21,111	6,859,175
Biogen, Inc. *	15,266	4,314,324
Boston Scientific Corp. *	44,543	1,578,604
Bristol-Myers Squibb Co.	441,396	27,114,956
Chemed Corp.	8,942	4,631,062
Cigna Corp.	34,370	7,460,009

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Community Health Systems, Inc. *	142,711	1,330,067
CONMED Corp.	12,541	1,403,338
CVS Health Corp.	115,913	8,305,166
Danaher Corp.	84,143	20,012,571
DaVita, Inc. *	67,671	7,942,545
DENTSPLY SIRONA, Inc.	43,400	2,321,466
Edwards Lifesciences Corp. *	121,529	10,035,865
Eli Lilly & Co.	159,462	33,163,312
Emergent BioSolutions, Inc. *	42,454	4,536,210
Gilead Sciences, Inc.	146,372	9,602,003
Halozyme Therapeutics, Inc. *	70,504	3,355,285
HCA Healthcare, Inc.	46,495	7,554,508
Hologic, Inc. *	97,487	7,772,639
Humana, Inc.	25,219	9,661,651
IDEXX Laboratories, Inc. *	20,063	9,603,757
Illumina, Inc. *	14,482	6,175,704
Intuitive Surgical, Inc. *	6,500	4,859,660
Johnson & Johnson	299,122	48,795,772
McKesson Corp.	13,138	2,292,187
Medpace Holdings, Inc. *	18,096	2,402,968
Merck & Co., Inc.	438,211	33,772,922
Meridian Bioscience, Inc. *	136,280	3,011,788
Mettler-Toledo International, Inc. *	5,403	6,311,244
Molina Healthcare, Inc. *	32,567	6,956,637
PerkinElmer, Inc.	40,465	5,951,188
Pfizer, Inc.	812,484	29,168,176
Regeneron Pharmaceuticals, Inc. *	19,290	9,719,074
Repligen Corp. *	15,243	3,048,600
ResMed, Inc.	38,496	7,759,639
Seagen, Inc. *	9,098	1,494,528
Stryker Corp.	22,523	4,977,808
Syneos Health, Inc. *	26,554	1,974,290
Tenet Healthcare Corp. *	89,023	4,208,117
Thermo Fisher Scientific, Inc.	64,680	32,967,396
Travere Therapeutics, Inc. *	79,572	2,009,193
United Therapeutics Corp. *	15,855	2,597,366
Security	Number of Shares	Value ($)
UnitedHealth Group, Inc.	149,575	49,895,228
Universal Health Services, Inc., Class B	30,000	3,740,400
Vericel Corp. *	42,596	1,757,937
Vertex Pharmaceuticals, Inc. *	49,741	11,394,668
Viatris, Inc. *	90,013	1,529,321
Waters Corp. *	10,816	2,862,671
West Pharmaceutical Services, Inc.	16,724	5,008,671
Zimmer Biomet Holdings, Inc.	35,886	5,514,602
Zoetis, Inc.	77,304	11,924,142
		627,615,767
Total Common Stock
(Cost $517,416,933)		801,287,973
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
Japanese Yen
(0.31%), 02/01/21 (b)(c)	84,453	806
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.01%, 02/01/21 (b)	3,216,687	3,216,687
Total Short-Term Investments
(Cost $3,217,493)		3,217,493
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the current daily overnight rate.
(c)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$658,543,435	$—	$—	$658,543,435
Australia	—	4,423,418	—	4,423,418
Denmark	—	15,440,376	—	15,440,376
France	—	4,928,411	—	4,928,411
Germany	—	7,144,088	—	7,144,088
Hong Kong	—	8,554,061	—	8,554,061
Italy	—	1,783,589	—	1,783,589
Japan	—	21,252,364	—	21,252,364
Luxembourg	—	1,367,235	—	1,367,235
New Zealand	—	7,951,692	—	7,951,692
Republic of Korea	—	11,862,664	—	11,862,664
Sweden	2,138,806	6,651,615	—	8,790,421
Switzerland	—	38,621,301	—	38,621,301
Taiwan	—	3,379,324	—	3,379,324
United Kingdom	—	7,245,594	—	7,245,594
Short-Term Investments[1]	—	3,217,493	—	3,217,493
Total	$660,682,241	$143,823,225	$—	$804,505,466
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 5.5%
Australia & New Zealand Banking Group Ltd.	573,246	10,320,702
BHP Group Ltd.	86,395	2,881,187
Codan Ltd.	91,805	836,552
Coles Group Ltd.	369,682	5,117,610
CSR Ltd.	288,265	1,156,605
Evolution Mining Ltd.	541,339	1,933,358
James Hardie Industries plc *	62,616	1,750,169
JB Hi-Fi Ltd.	40,840	1,605,104
Rio Tinto Ltd.	74,483	6,234,150
Santos Ltd.	607,289	2,993,218
Sonic Healthcare Ltd.	174,272	4,554,401
		39,383,056

Austria 1.0%
Raiffeisen Bank International AG *	95,228	1,861,563
Voestalpine AG	20,846	760,825
Wienerberger AG	132,505	4,508,871
		7,131,259

Belgium 0.7%
bpost S.A. *	221,636	2,622,142
Euronav N.V.	277,716	2,225,419
		4,847,561

Canada 0.8%
Centerra Gold, Inc.	104,400	1,081,759
Constellation Software, Inc.	2,700	3,289,154
Endeavour Mining Corp.	58,888	1,250,751
Topicus.com, Inc. *(a)	5,021	18,896
		5,640,560

Denmark 3.5%
AP Moller - Maersk A/S, Series B	912	1,873,399
Genmab A/S *	16,101	6,410,523
Novo Nordisk A/S, Class B	227,149	15,825,059
Vestas Wind Systems A/S	3,594	771,696
		24,880,677

Finland 1.0%
Kone Oyj, Class B	41,823	3,289,172
Neste Oyj	18,982	1,337,103
Nordea Bank Abp *	347,271	2,814,530
		7,440,805

Security	Number of Shares	Value ($)
France 11.3%
Air Liquide S.A.	65,092	10,645,595
Christian Dior SE	7,924	4,136,428
Cie de Saint-Gobain *	180,377	8,966,754
CNP Assurances *	432,292	6,551,839
Credit Agricole S.A. *	398,709	4,512,631
Gaztransport Et Technigaz S.A.	49,139	4,476,012
L'Oreal S.A.	40,994	14,421,692
LVMH Moet Hennessy Louis Vuitton SE	17,040	10,302,299
Schneider Electric SE	87,265	12,772,161
Veolia Environnement S.A.	128,328	3,419,708
		80,205,119

Germany 7.2%
Aareal Bank AG *	72,798	1,658,424
Bayerische Motoren Werke AG	83,255	7,049,105
Brenntag AG	65,292	5,114,521
Continental AG	15,480	2,166,487
Daimler AG	54,934	3,858,238
Deutsche Post AG	61,262	3,026,040
Fresenius Medical Care AG & Co. KGaA	24,552	1,986,228
GEA Group AG	276,759	9,562,547
HeidelbergCement AG	20,324	1,502,334
Hornbach Holding AG & Co. KGaA	68,574	6,491,000
Knorr-Bremse AG	13,466	1,784,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,667	707,176
Wacker Chemie AG	23,373	3,382,721
zooplus AG *	12,460	2,888,078
		51,177,081

Hong Kong 2.3%
AIA Group Ltd.	567,000	6,836,175
Longfor Group Holdings Ltd.	351,460	1,979,236
Tencent Holdings Ltd.	85,506	7,618,865
		16,434,276

Ireland 0.4%
Smurfit Kappa Group plc	57,451	2,766,475

Italy 1.8%
Banca IFIS S.p.A. *	124,823	1,265,186
Enel S.p.A.	144,081	1,428,993
EXOR N.V.	38,079	2,822,478
Ferrari N.V.	19,153	3,985,526
Italgas S.p.A.	543,163	3,257,703
		12,759,886

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan 25.1%
Advantest Corp.	10,000	790,271
Anritsu Corp.	60,000	1,478,319
Bridgestone Corp.	71,600	2,667,635
Capcom Co., Ltd.	31,000	1,944,920
FANUC Corp.	6,000	1,566,414
Fuji Corp.	107,000	2,796,695
Fujitsu Ltd.	34,000	5,188,394
GMO Payment Gateway, Inc.	3,500	498,642
Hitachi Transport System Ltd.	56,000	1,645,874
Honda Motor Co., Ltd.	280,400	7,404,434
Hoya Corp.	77,503	9,916,809
Japan Logistics Fund, Inc.	1,368	4,092,007
Japan Tobacco, Inc.	287,000	5,701,051
KDDI Corp.	177,000	5,202,513
Keyence Corp.	18,500	9,932,300
Kintetsu World Express, Inc.	152,300	3,733,700
Life Corp.	32,300	1,017,216
M3, Inc.	55,100	4,638,025
Macnica Fuji Electronics Holdings, Inc.	40,000	838,248
Megachips Corp.	25,000	741,392
Mitsubishi Electric Corp.	236,000	3,600,134
Nabtesco Corp.	58,300	2,615,222
Nintendo Co., Ltd.	24,300	13,987,936
Nippon Express Co., Ltd.	22,000	1,494,713
Nippon Yusen K.K.	67,000	1,543,256
Nomura Holdings, Inc.	1,328,600	7,029,686
Omron Corp.	61,000	5,404,390
Ono Pharmaceutical Co., Ltd.	163,500	4,880,327
Panasonic Corp.	167,000	2,168,033
Rakus Co., Ltd.	36,000	652,105
Seino Holdings Co., Ltd.	108,000	1,399,113
Senko Group Holdings Co., Ltd.	177,000	1,644,687
Shin-Etsu Chemical Co., Ltd.	39,489	6,874,192
SMC Corp.	6,000	3,630,975
SoftBank Group Corp.	54,700	4,237,772
Sony Corp.	139,568	13,358,418
T&D Holdings, Inc.	584,000	6,805,832
Tokuyama Corp.	16,000	399,373
Tokyo Electron Ltd.	33,600	12,776,496
Trend Micro, Inc.	50,861	2,799,133
Wacom Co., Ltd.	247,900	2,213,902
ZOZO, Inc.	231,900	6,493,900
		177,804,454

Netherlands 4.2%
ASML Holding N.V.	5,950	3,176,430
Euronext N.V.	17,992	1,937,680
Koninklijke Ahold Delhaize N.V.	503,975	14,466,363
Signify N.V. *	80,485	3,840,427
Wolters Kluwer N.V.	73,452	6,103,142
		29,524,042

New Zealand 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	169,552	4,202,121
Xero Ltd *	5,582	550,657
		4,752,778

Norway 0.7%
Aker BP A.S.A.	70,908	1,761,145
BW LPG Ltd.	189,250	1,236,095
Gjensidige Forsikring A.S.A.	75,453	1,735,115
		4,732,355

Security	Number of Shares	Value ($)
Republic of Korea 2.3%
Hugel, Inc. *	11,300	1,977,780
LG Chem Ltd.	1,698	1,384,979
Samsung Electronics Co., Ltd.	150,681	11,015,831
SK Hynix, Inc.	18,000	1,965,249
		16,343,839

Singapore 0.3%
Sheng Siong Group Ltd.	2,060,000	2,505,195

Spain 3.2%
ACS Actividades de Construccion y Servicios S.A.	72,628	2,263,380
Banco Santander S.A. *	1,031,213	3,010,010
CaixaBank S.A.	564,566	1,424,679
Iberdrola S.A.	575,602	7,793,181
Industria de Diseno Textil S.A.	191,432	5,677,526
Telefonica S.A.	598,122	2,580,831
		22,749,607

Sweden 2.4%
Boliden AB	52,024	1,704,660
Castellum AB	89,410	2,145,068
Evolution Gaming Group AB	25,546	2,485,956
Lundin Energy AB	176,752	4,801,122
Sandvik AB *	225,468	5,615,304
		16,752,110

Switzerland 11.5%
ALSO Holding AG *	8,125	2,180,978
Credit Suisse Group AG	901,728	11,828,475
Geberit AG	9,738	5,960,306
Nestle S.A.	126,893	14,224,271
Novartis AG	139,599	12,640,005
Partners Group Holding AG	2,123	2,506,820
Roche Holding AG	60,266	20,798,506
Schindler Holding AG	7,216	1,904,479
Sonova Holding AG *	13,601	3,281,092
UBS Group AG	153,853	2,217,611
Zurich Insurance Group AG	10,210	4,082,433
		81,624,976

Taiwan 1.4%
MediaTek, Inc.	94,000	2,935,963
Taiwan Semiconductor Manufacturing Co., Ltd.	330,000	6,974,019
		9,909,982

United Kingdom 11.6%
3i Group plc	434,389	6,582,520
Aggreko plc	278,433	2,208,408
AstraZeneca plc	13,166	1,343,079
Barclays plc *	3,249,485	5,927,693
BHP Group plc	435,770	11,942,417
Direct Line Insurance Group plc	336,679	1,381,853
Entain plc *	186,542	3,156,952
Ferguson plc	36,131	4,195,126
Games Workshop Group plc	36,921	5,209,930
GlaxoSmithKline plc	406,054	7,540,949
Investec plc	543,473	1,406,691
JD Sports Fashion plc *	289,203	2,943,944
Royal Dutch Shell plc, A Shares	488,492	9,039,199

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spirent Communications plc	631,526	2,055,357
Standard Chartered plc *	757,526	4,583,558
The British Land Co., plc	244,750	1,496,705
Unilever plc	142,175	8,282,429
Vodafone Group plc	1,785,064	3,048,440
		82,345,250
Total Common Stock
(Cost $567,922,100)		701,711,343

Other Investment Company 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	7,805,024	7,805,024
Total Other Investment Company
(Cost $7,805,024)		7,805,024
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$634,995,968	$—	$634,995,968
Austria	4,508,871	2,622,388	—	7,131,259
Canada	5,621,664	—	18,896	5,640,560
Germany	11,163,260	40,013,821	—	51,177,081
Ireland	2,766,475	—	—	2,766,475
Other Investment Company[1]	7,805,024	—	—	7,805,024
Total	$31,865,294	$677,632,177	$18,896	$709,516,367
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN21